Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 8	$ 15
Long-term portion of asset retirement obligations	77	69
Long-term portion of deferred income on tower sale and leasebacks	85	73
Long-term employment obligations	68	76
Accruals and payables in respect of spectrum and license acquisitions	41	31
Other non-current liabilities	71	70
Non-current provisions	$ 351	$ 335	[1]

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.